LEASE (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Cost
The components of lease expense were as follows for the periods presented:

	Year ended December 31,
	2023	2022	2021
Operating and variable lease cost	$38,839	$36,679	$27,124
Short-term lease cost	1,916	2,405	1,619

Total operating lease cost	$40,755	$39,084	$28,743

Schedule of Supplemental Cash Flow Information
The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2023	2022
Weighted average remaining lease term	17.88	14.63
Weighted average discount rate	5.7%	3.9%

Schedule of Future Minimum Lease Payments of Operating Lease Liabilities
The maturities of the Company’s operating lease liabilities were as follows:

Fiscal years ending December 31,	December 31, 2023
2024	25,660
2025	39,673
2026	43,179
2027	46,237
2028	40,827
Thereafter	505,218

Total undiscounted lease payments	700,794

Less imputed interest	274,188

Total lease liabilities	$426,606